Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.4%
Aerospace & Defense – 1.1%
Airbus SE	295,872	$28,660,876
Air Freight & Logistics – 1.5%
United Parcel Service Inc	228,740	41,754,200
Airlines – 0.5%
Ryanair Holdings PLC (ADR)*	204,379	13,744,488
Auto Components – 0.5%
Aptiv PLC*	145,022	12,917,110
Automobiles – 0.5%
Tesla Inc*	21,653	14,581,563
Banks – 4.8%
BNP Paribas SA	457,204	21,732,496
Citigroup Inc	470,980	21,660,370
HDFC Bank Ltd	512,908	8,755,500
JPMorgan Chase & Co	492,510	55,461,551
Toronto-Dominion Bank/The	357,616	23,454,830
		131,064,747
Beverages – 4.2%
Constellation Brands Inc	262,991	61,292,682
Pernod Ricard SA	280,214	51,469,555
		112,762,237
Biotechnology – 2.8%
AbbVie Inc	259,982	39,818,843
Ascendis Pharma A/S (ADR)*	61,740	5,739,350
Sarepta Therapeutics Inc*	105,183	7,884,518
Vertex Pharmaceuticals Inc*	82,041	23,118,333
		76,561,044
Building Products – 1.7%
Assa Abloy AB	1,043,692	22,182,104
Daikin Industries Ltd	144,800	23,215,391
		45,397,495
Capital Markets – 4.1%
Blackstone Group Inc	230,092	20,991,293
Charles Schwab Corp	346,559	21,895,598
London Stock Exchange Group PLC	107,664	10,000,750
LPL Financial Holdings Inc	88,663	16,356,550
Morgan Stanley	367,467	27,949,540
State Street Corp	216,226	13,330,333
		110,524,064
Chemicals – 0.8%
Sherwin-Williams Co	93,218	20,872,442
Consumer Finance – 1.3%
Capital One Financial Corp	144,842	15,091,088
Nexi SpA (144A)*	918,537	7,607,155
OneMain Holdings Inc	325,133	12,153,472
		34,851,715
Diversified Financial Services – 0.7%
Apollo Global Management Inc	374,980	18,179,030
Electric Utilities – 0.2%
NextEra Energy Inc	80,811	6,259,620
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	3,061,509	31,815,236
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	649,756	41,240,013
Nintendo Co Ltd	37,500	16,220,699
Sea Ltd (ADR)*	129,996	8,691,533
		66,152,245
Equity Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp	87,641	22,400,163
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	99,624	10,824,148
Boston Scientific Corp*	489,384	18,239,342
Danaher Corp	34,253	8,683,821
Dentsply Sirona Inc	210,087	7,506,409
DexCom Inc*	89,349	6,659,181
Edwards Lifesciences Corp*	150,048	14,268,064
Stryker Corp	47,627	9,474,439
		75,655,404

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 1.9%
Centene Corp*	232,799	$19,697,123
Humana Inc	43,826	20,513,636
UnitedHealth Group Inc	19,937	10,240,241
		50,451,000
Hotels, Restaurants & Leisure – 2.5%
Entain PLC*	1,635,955	24,789,309
McDonald's Corp	134,161	33,121,668
Sands China Ltd*	4,404,800	10,508,737
		68,419,714
Independent Power and Renewable Electricity Producers – 1.6%
NRG Energy Inc	613,919	23,433,288
Vistra Energy Corp	818,039	18,692,191
		42,125,479
Information Technology Services – 4.8%
Fidelity National Information Services Inc	215,761	19,778,811
Global Payments Inc	147,919	16,365,758
Mastercard Inc	153,967	48,573,509
Visa Inc	231,808	45,640,677
		130,358,755
Insurance – 2.6%
AIA Group Ltd	1,800,700	19,517,949
Aon PLC - Class A	47,856	12,905,806
Beazley PLC	1,057,327	6,421,457
Progressive Corp/The	196,674	22,867,286
Prudential PLC	743,001	9,187,700
		70,900,198
Interactive Media & Services – 4.7%
Alphabet Inc - Class C*	44,969	98,367,439
Match Group Inc*	142,349	9,920,302
Meta Platforms Inc - Class A*	53,476	8,623,005
Tencent Holdings Ltd	242,200	10,939,220
		127,849,966
Internet & Direct Marketing Retail – 4.7%
Amazon.com Inc*	739,480	78,540,171
Booking Holdings Inc*	13,710	23,978,653
JD.Com Inc - Class A	421,628	13,583,916
MercadoLibre Inc*	18,161	11,566,196
		127,668,936
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	47,951	26,050,819
Machinery – 4.3%
Alstom SA#	1,448,211	32,761,453
Atlas Copco AB - Class A	2,425,991	22,676,783
Deere & Co	84,885	25,420,511
Parker-Hannifin Corp	103,710	25,517,846
Sany Heavy Industry Co Ltd	4,001,398	11,396,519
		117,773,112
Metals & Mining – 2.0%
Freeport-McMoRan Inc	486,494	14,234,814
Rio Tinto PLC	289,278	17,309,924
Teck Resources Ltd	727,227	22,240,602
		53,785,340
Multi-Utilities – 0.2%
RWE AG	177,358	6,519,121
Oil, Gas & Consumable Fuels – 5.9%
Canadian Natural Resources Ltd	697,082	37,464,772
Cheniere Energy Inc	78,076	10,386,450
ConocoPhillips	340,242	30,557,134
EOG Resources Inc	179,744	19,850,927
Marathon Petroleum Corp	362,981	29,840,668
Suncor Energy Inc	770,350	27,031,085
Total SE	102,081	5,387,602
		160,518,638
Personal Products – 1.4%
Unilever PLC	832,093	37,769,304
Pharmaceuticals – 6.0%
AstraZeneca PLC	337,644	44,381,963
Catalent Inc*	189,905	20,374,907
Eli Lilly & Co	38,116	12,358,351
Horizon Therapeutics PLC*	141,824	11,311,882
Novartis AG	309,438	26,210,647
Organon & Co	244,701	8,258,659
Roche Holding AG	73,916	24,668,352

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Sanofi	157,178	$15,866,351
		163,431,112
Road & Rail – 1.1%
Full Truck Alliance Co (ADR)*	1,624,635	14,719,193
Uber Technologies Inc*	778,002	15,917,921
		30,637,114
Semiconductor & Semiconductor Equipment – 6.5%
Advanced Micro Devices Inc*	224,963	17,202,921
ASML Holding NV	128,510	61,381,508
Lam Research Corp	28,434	12,117,149
Marvell Technology Inc	329,199	14,330,032
NVIDIA Corp	247,902	37,579,464
Taiwan Semiconductor Manufacturing Co Ltd	1,721,000	27,552,671
Texas Instruments Inc	46,812	7,192,664
		177,356,409
Software – 7.5%
Adobe Inc*	11,929	4,366,730
Atlassian Corp PLC - Class A*	28,215	5,287,491
Autodesk Inc*	47,428	8,155,719
Microsoft Corp	542,066	139,218,811
ServiceNow Inc*	16,655	7,919,786
Synopsys Inc*	71,785	21,801,105
Workday Inc - Class A*	119,279	16,648,963
		203,398,605
Technology Hardware, Storage & Peripherals – 3.8%
Apple Inc	763,364	104,367,126
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	89,788	15,876,928
Moncler SpA	199,869	8,571,678
NIKE Inc - Class B	251,581	25,711,578
		50,160,184
Trading Companies & Distributors – 2.1%
Ferguson PLC	509,778	57,006,685
Wireless Telecommunication Services – 1.1%
T-Mobile US Inc*	221,038	29,738,453
Total Common Stocks (cost $2,180,666,090)		2,700,439,749
Preferred Stocks– 0.3%
Health Care Providers & Services – 0.3%
API Holdings Private Ltd PP*,¢,§((cost $9,401,252)	12,941,830	8,790,365
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $4,707,539)	4,707,506	4,707,977
Investments Purchased with Cash Collateral from Securities Lending– 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	19,094,122	19,094,122
Time Deposits – 0.2%
Royal Bank of Canada, 1.5600%, 7/1/22	$4,773,531	4,773,531
Total Investments Purchased with Cash Collateral from Securities Lending (cost $23,867,653)		23,867,653
Total Investments (total cost $2,218,642,534) – 100.8%		2,737,805,744
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(22,685,153)
Net Assets – 100%		$2,715,120,591

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,884,136,985	68.8%
France	155,878,333	5.7
United Kingdom	112,091,103	4.1
Canada	110,191,289	4.0
Netherlands	99,150,812	3.6
Sweden	76,674,123	2.8
Switzerland	50,878,999	1.9
China	50,638,848	1.9
Japan	39,436,090	1.4
Taiwan	36,244,204	1.3
Hong Kong	30,026,686	1.1
Germany	22,396,049	0.8
India	17,545,865	0.7
Italy	16,178,833	0.6
Ireland	13,744,488	0.5
Argentina	11,566,196	0.4
Denmark	5,739,350	0.2
Australia	5,287,491	0.2

Total	$2,737,805,744	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$11,827	$(281)	$438	$4,707,977
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	21,826∆	-	-	19,094,122
Total Affiliated Investments - 0.9%	$33,653	$(281)	$438	$23,802,099

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	-	165,763,410	(161,055,590)	4,707,977
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	8,814,292	172,602,845	(162,323,015)	19,094,122

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $7,607,155, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $8,790,365, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$9,401,252	$8,790,365	0.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,700,439,749	$-	$-
Preferred Stocks	-	-	8,790,365
Investment Companies	-	4,707,977	-
Investments Purchased with Cash Collateral from Securities Lending	-	23,867,653	-
Total Assets	$2,700,439,749	$28,575,630	$8,790,365

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70231 08-22